Loans From Investors (Tables)	6 Months Ended
Jun. 30, 2024
Loans from Investors [Abstract]
Schedule of Investor Loan Activity	The following is a summary of investor loan activity as of June 30, 2024, and December 31, 2023:
As of January 1, 2023	5,249
Additions	7,407
Amortization	(320)
Interest accrual	1,564
As of December 31, 2023	13,901
Additions	2,500
Interest accrual	1,533
As of June 30, 2024	17,934